Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2020
Transactions with non-controlling interests
Transactions with non-controlling interests

32          Transactions with non‑controlling interests

During the year ended 31 December 2018, 2019 and 2020, the Group completed the following transactions with non‑interesting interests and the impact are as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2018	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Huizhou Pengai (Note a)	410	(590)	(180)
— Chongqing Pengai Aesthetic Medical Clinic Co., Ltd. (“Chongqing Pengai”) (Note b)	(3,820)	(2,430)	(6,250)

Disposal of interests in a subsidiary without loss of control:
— Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd. (“Pengai Xiuqi”) (Note c)	—	1,320	1,320
— Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd. (“Guangzhou Pengai”) (Note d)	681	1,199	1,880
— Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (“Hangzhou Pengai”) (Note e)	(350)	2,809	2,459

	(3,079)	2,308	(771)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2019	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Guangzhou Pengai (Note f)	(1,946)	(1,062)	(3,008)
—Hangzhou Pengai (Note g)	(2,389)	(2,517)	(4,906)
—Chongqing Pengai (Note h)	(867)	(383)	(1,250)
— Changsha Pengai (Note i)	(539)	(511)	(1,050)
Disposal of interests in a subsidiary without loss of control:
— Guangzhou Pengai (Note j)	642	298	940
— Nanchang Pengai Aesthetic Medical Clinic Co., Ltd. (“ Nanchang Pengai”) (Note k)	(161)	1,111	950
— Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd. (“Yantai Pengai Jiayan”) (Note l)	12	488	500
	(5,248)	(2,576)	(7,824)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2020	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Shanghai Pengai (Note m)	92	(217)	(125)
Disposal of interests in a subsidiary without loss of control:
— Shanghai Jiahong (Note n)	(65)	65	—
— Guangzhou Pengai (Note o)	2,613	147	2,760
	2,640	(5)	2,635

(a)	Acquisition of additional interest in Huizhou Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	590
Consideration paid to non-controlling interests	(180)
Gain on acquisition within equity	410

On 24 July 2018, the Group purchased additional 3% equity interest of Huizhou Pengai at consideration of RMB180,000 which resulted in an increase in the Group’s equity interest in Huizhou Pengai from 62.5% to 65.5%.

(b)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

On 1 January 2018 and 27 August 2018, the Group purchased additional 15% and 10% equity interest respectively of Chongqing Pengai at consideration of RMB3,750,000 and RMB2,500,000 respectively which resulted in an increase in the Group’s equity interest in Chongqing Pengai from 70% to 95%.

(c)	Disposal of interest in Pengai Xiuqi without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,320)
Less: consideration received from non-controlling interest	1,320
Gain on disposal within equity	—

On 10 October 2018 and 17 December 2018, the Group disposed 8% and 3% equity interest respectively in Pengai Xiuqi at a total consideration of RMB960,000 and RMB360,000 respectively which resulted in a decrease in the Group’s equity interest in Pengai Xiuqi from  100% to 89%.

(d)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

On 1 February 2018, the Group disposed 10% equity interest in Guangzhou Pengai at a total consideration of RMB1,880,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 95% to 85%.

(e)	Disposal of interest in Hangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(2,809)
Less: consideration received from non-controlling interest	2,459
Gain on disposal within equity	(350)

On 31 August 2018, the Group disposed  20% equity interest in Hagnzhou Pengai at a total consideration of RMB2,459,000 which resulted in a decrease in the Group’s equity interest in Hagnzhou Pengai from 100% to 80%.

(f)	Acquisition of interest in Guangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	1,946
Consideration paid to non-controlling interests	(3,008)
Excess of consideration paid to non-controlling interest recognised within equity	(1,062)

On 24 June 2019 and 18 December 2019, the Group purchased additional 11% and 5% equity interest of Guagnzhou Pengai at consideration of RMB2,068,000 and RMB940,000 which resulted in an increase in the Group’s equity interest in Guangzhou Pengai from 85% to 96% and from 91% to 96%, respectively.

(g)	Acquisition of interest in Hangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	2,389
Consideration paid to non-controlling interests	(4,906)
Excess of consideration paid to non-controlling interest recognised within equity	(2,517)

On 12 June 2019, the Group purchased additional  20% equity interest of Hangzhou Pengai at consideration of RMB4,906,000 which resulted in an increase in the Group’s equity interest in Hangzhou Pengai from 80% to 100%.

(h)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

On 28 May 2019, the Group purchased additional 5% equity interest of Chongqing Pengai at consideration of RMB1,250,000 which resulted in an increase in the Group’s equity interest in Chongqing Pengai from 95% to 100%.

(i)Acquisition of interest in Changsha Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	539
Consideration paid to non-controlling interests	(1,050)
Excess of consideration paid to non-controlling interest recognised within equity	(511)

On 10 December 2019, the Group purchased additional 10% equity interest of Changsha Pengai at consideration of  RMB1,050,000 which resulted in an increase in the Group’s equity interest in Changsha Pengai from 79% to 89%.

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

On 24 June 2019, the Group disposed 5% equity interest in Guangzhou Pengai at a total consideration of RMB940,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 96% to 91%.

(k)Disposal of interest in Nanchang Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	161
Less: consideration received from non-controlling interest	950
Gain on disposal within equity	1,111

On 1 June 2019, the Group disposed 19% equity interest in Nanchang Pengai at a total consideration of RMB950,000 which resulted in a decrease in the Group’s equity interest in Nanchang Pengai from 70% to 51%.

(l)Disposal of interest in Yantai Pengai Jiayan without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(12)
Less: consideration received from non-controlling interest	500
Gain on disposal within equity	488

On 16 May 2019, the Group disposed  5% equity interest in Yantai Pengai Jiayan at a total consideration of RMB500,000 which resulted in a decrease in the Group’s equity interest in Yantai Pengai Jiayan from 94% to 89%.

(m)Acquisition of interest in Shanghai Pengai

2020
RMB’000
Carrying amount of non-controlling interests acquired	(92)
Consideration paid to non-controlling interests	(125)
Excess of consideration paid to non-controlling interest recognised within equity	(217)

On 25 March 2020, the Group purchased additional 5% equity interest of Shanghai Pengai at consideration of RMB125,000 which resulted in an increase in the Group’s equity interest in Shanghai Pengai from 80% to 85%.

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

On 9 December 2020, the Group disposed  12% equity interest in Shanghai Jiahong at a total consideration of RMB864,000 which resulted in a decrease in the Group’s equity interest in Shanghai Jiahong from 80% to 68%.

(o)Disposal of interest in Guangzhou Pengai without loss of control

2020
RMB’000

Carrying amount of non-controlling interests disposed of	(147)
Less: consideration received from non-controlling interest	2,760

Gain on disposal within equity	2,613

On 7 December 2020, the Group disposed 20% equity interest in Guangzhou Pengai at a total consideration of RMB2,760,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 96% to 76%.